UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-21035

CitizensSelect Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	04/30
Date of reporting period:	10/31/16

The following N-CSR relates only to the Registrant's series listed below and does not relate to any series of the Registrant with a different fiscal year end and, therefore, different N-CSR reporting requirements.  A separate N-CSR will be filed for any series with a different fiscal year end, as appropriate.

Dreyfus Prime Money Market Fund

FORM N-CSR

Item 1.       Reports to Stockholders.

Dreyfus Prime Money Market Fund

SEMIANNUAL REPORT October 31, 2016

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

Dreyfus Prime Money Market Fund	The Fund

A LETTER FROM THE CHIEF EXECUTIVE OFFICER

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Prime Money Market Fund, covering the six-month period from May 1, 2016 through October 31, 2016. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Stocks and bonds generally advanced over the reporting period despite concerns about global economic conditions. In the wake of earlier market declines, investor sentiment improved dramatically over the spring of 2016 when U.S. monetary policymakers held short-term interest rates steady, other central banks eased their monetary policies further, and commodity prices rebounded from depressed levels. A referendum in the United Kingdom to leave the European Union triggered brief bouts of market turbulence in June, but the market rally resumed and several broad measures of stock market performance set record highs in July and August. Equities later gave back some of their gains amid uncertainty regarding U.S. elections and potential interest rate hikes. In the bond market, robust investor demand for competitive levels of current income generally continued to send yields of high-quality sovereign bonds lower and their prices higher.

The outcome of the U.S. presidential election and ongoing global economic headwinds suggest that uncertainty will persist in the financial markets over the foreseeable future. Some asset classes and industry groups may benefit from a changing economic and political landscape, while others probably will face challenges. Consequently, selectivity could become a more important determinant of investment success. As always, we encourage you to discuss the implications of our observations with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Mark D. Santero
Chief Executive Officer
The Dreyfus Corporation
November 15, 2016

DISCUSSION OF FUND PERFORMANCE

For the period from May 1, 2016 through October 31, 2016, as provided by James O’Connor, Portfolio Manager

This semiannual report for Dreyfus Prime Money Market Fund covers the six-month period ended October 31, 2016. During the reporting period, the fund’s Class A shares produced an annualized yield of 0.37%, Class B shares yielded 0.22%, Class C shares yielded 0.01%, and Citizens shares yielded 0.37%. Taking into account the effects of compounding, the fund’s Class A, Class B, Class C, and Citizens shares produced annualized effective yields of 0.37%, 0.22%, 0.01%, and 0.37%, respectively.1,2

Low inflation and international economic instability prompted the Federal Reserve Board (the “Fed”) to leave short-term interest rates unchanged over the reporting period, but money market yields generally climbed modestly in anticipation of future rate hikes.

U.S. Economy Appeared to Gather Momentum

The reporting period began in the midst of generally positive economic data, including a stabilizing international economic environment and a rebound in previously depressed commodity prices. Nonetheless, economic data proved mixed in May. Only 24,000 new jobs were created during the month even as the unemployment rate declined to 4.7%. Housing starts and sales also moderated. In contrast, food service and retail sales remained strong, and the manufacturing sector continued to expand. Inflation increased at a 2.4% annualized rate as fuel prices continued to rebound.

Global investors became more cautious in June amid uncertainty ahead of a referendum to decide the United Kingdom’s membership in the European Union (EU). Stocks and bonds experienced heightened turmoil when British citizens voted to leave the EU, but financial markets bounced back relatively quickly. Meanwhile, an unexpectedly robust 271,000 U.S. jobs were created during the month. The unemployment rate moved higher to 4.9%, reflecting the addition of more job seekers to the labor force. The manufacturing and service sectors continued to expand during the month. Yet, the U.S. Department of Commerce reported that GDP grew at a mild 1.4% annualized rate over the second quarter of 2016.

Robust job growth continued in July with the addition of 252,000 more positions, and the unemployment rate remained unchanged. Average hourly earnings increased to 2.6% above year-ago levels while the personal savings rate declined. The manufacturing and service sectors continued to expand, albeit at slower rates than in June. August brought some disappointing economic news, including a decline in new job creation to 176,000 positions while the unemployment rate stayed at 4.9%. Activity in the manufacturing and service sectors weakened, with the manufacturing index contracting after five consecutive months of expansion. Retail sales and housing starts also moderated.

In September, 191,000 new jobs were added and the unemployment rate ticked higher to 5.0%. The manufacturing sector of the economy expanded in the wake of August’s mild contraction, and the service sector grew for the 80th consecutive month, driven by gains reported by all 14 industries measured by the Non-Manufacturing ISM Report on Business. On the other hand, consumer confidence fell to its lowest level in a year. Housing starts fell in September for the second straight month, but an increase in building permits for new construction suggested that the decline would be temporary. For the third quarter overall,

DISCUSSION OF FUND PERFORMANCE (continued)

the Department of Commerce estimated that U.S. GDP grew at a relatively robust 2.9% annualized rate.

The financial markets proved volatile during October due to political uncertainty in advance of the U.S. election, but economic data generally remained positive. The unemployment rate ticked lower to 4.9% as an estimated 161,000 jobs were created. Home ownership trends began to improve, inflation accelerated mildly to its highest level in about two years, and quarterly corporate earnings came in higher than most analysts expected. On a more negative note, orders for durable goods declined during the month.

Gradual and Modest Rate Hikes Still Expected

U.S. monetary policymakers have refrained from implementing any additional rate hikes since December 2015. After its meeting in early November, the Federal Open Market Committee said, “The Committee judges that the case for an increase in the federal funds rate has continued to strengthen but decided, for the time being, to wait for some further evidence of continued progress toward its objectives.” The Fed added that it expects that “the federal funds rate is likely to remain, for some time, below levels that are expected to prevail in the longer run.” While many analysts expect the Fed to implement an additional rate hike as soon as its next meeting in December, future increases are likely to be mild.

In light of the likelihood of an upcoming short-term rate hike and the implementation of regulatory reforms on money market funds in October, we have set the fund’s weighted average maturity in a range that is modestly shorter than industry averages. As always, we have maintained our focus on quality and liquidity.

November 15, 2016

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Short-term corporate, asset-backed securities holdings and municipal securities holdings (as applicable), while rated in the highest rating category by one or more NRSROs (or unrated, if deemed of comparable quality by Dreyfus), involve credit and liquidity risks and risk of principal loss.

1 Annualized effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results. Yields fluctuate.
2 Yields provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect that may be extended, terminated, or modified at any time. Had these expenses not been absorbed, the fund’s yields would have been lower, and in some cases, seven-day yields during the reporting period would have been negative absent the expense absorption.

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Prime Money Market Fund from May 1, 2016 to October 31, 2016. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended October 31, 2016
	Citizens Shares	Class B	Class C	Class A
Expenses paid per $1,000†	$1.01	$1.77	$2.72	$1.01
Ending value (after expenses)	$1,001.90	$1,001.10	$1,000.10	$1,001.90

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended October 31, 2016
	Citizens Shares	Class B	Class C	Class A
Expenses paid per $1,000†	$1.01	$1.79	$2.75	$1.02
Ending value (after expenses)	$1,024.20	$1,023.44	$1,022.48	$1,024.20

† Expenses are equal to the fund’s annualized expense ratio of .20% for Citizens Shares, .35% for Class B, .54% for Class C and .20% for Class A, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS

October 31, 2016 (Unaudited)

Negotiable Bank Certificates of Deposit - 22.8%	Principal Amount ($)		Value ($)
Canadian Imperial Bank of Commerce (Yankee)
1.20%, 2/10/17	5,000,000		5,000,000
Mizuho Bank Ltd/NY (Yankee)
0.90%, 11/28/16	5,000,000	[a]	5,000,000
Norinchukin Bank/NY (Yankee)
0.90%, 1/10/17	4,000,000		4,000,000
Sumitomo Mitsui Banking Corp. (Yankee)
0.90%, 11/29/16	5,000,000	[a]	5,000,000
Sumitomo Mitsui Trust Bank (Yankee)
0.95%, 1/11/17	4,000,000	[a]	4,000,000
Wells Fargo Bank, NA
1.18%, 5/5/17	6,000,000		6,000,000
Total Negotiable Bank Certificates of Deposit (cost $29,000,000)			29,000,000
Commercial Paper - 29.0%

Bank of Montreal
1.09%, 11/9/16	5,000,000	[b]	5,000,000
Bank of Nova Scotia
0.94%, 11/15/16	5,000,000	[b]	5,000,000
Caisse Centrale Desjardins
0.52%, 11/30/16	4,000,000	[a]	3,998,324
Credit Suisse New York
1.00%, 11/16/16	5,000,000		4,997,917
IBM Corp.
0.62%, 12/27/16	4,000,000	[a]	3,996,142
NRW Bank
0.61%, 12/14/16	5,000,000	[a]	4,996,357
United Overseas Bank Ltd.
1.21%, 4/10/17	4,000,000	[a]	3,978,578
Westpac Securities NZ Ltd.
0.93%, 11/7/16	5,000,000	[a,b]	5,000,000
Total Commercial Paper (cost $36,967,318)			36,967,318
Asset-Backed Commercial Paper - 8.6%

Antalis S.A.
1.00%, 11/4/16	6,000,000	[a]	5,999,500
Collateralized Commercial Paper II Co., LLC
1.00%, 11/28/16	5,000,000	[a]	4,996,250
Total Asset-Backed Commercial Paper (cost $10,995,750)			10,995,750
Time Deposits - 15.7%

Australia and New Zealand Banking Group (Grand Cayman)
0.32%, 11/1/16	5,000,000		5,000,000

Time Deposits - 15.7% (continued)	Principal Amount ($)	Value ($)
ING Bank (London)
0.46%, 11/1/16	5,000,000	5,000,000
Nordea Bank Finland
0.31%, 11/1/16	5,000,000	5,000,000
Swedbank
0.30%, 11/1/16	5,000,000	5,000,000
Total Time Deposits (cost $20,000,000)		20,000,000
Repurchase Agreements - 23.6%

ABN AMRO Bank
0.34%, dated 10/31/16, due 11/1/16 in the amount of $15,000,142 (fully collateralized by $15,137,607 U.S. Treasuries (including strips), 0.50%-1.75%, due 7/31/17-5/15/26, value $15,274,299)	15,000,000	15,000,000
Bank of Nova Scotia
0.30%, dated 10/31/16, due 11/1/16 in the amount of $10,000,083 (fully collateralized by $9,659,534 U.S. Treasuries (including strips), 0.13%-6.25%, due 2/28/17-2/15/44, value $10,206,493)	10,000,000	10,000,000
HSBC USA Inc.
0.61%, dated 10/31/16, due 11/1/16 in the amount of $5,000,085 (fully collateralized by $7,048,000 Corporate Debt Securities, 8.75%-11.63%, due 12/15/18-4/15/23, value $5,252,933)	5,000,000	5,000,000
Total Repurchase Agreements (cost $30,000,000)		30,000,000
Total Investments (cost $126,963,068)	99.7%	126,963,068
Cash and Receivables (Net)	.3%	340,387
Net Assets	100.0%	127,303,455

a Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2016, these securities amounted to $46,965,151 or 36.89% of net assets.
b Variable rate security—rate shown is the interest rate in effect at period end. Date shown represents the earlier of the next interest reset date or ultimate maturity date.

Portfolio Summary (Unaudited) †	Value (%)
Banking	64.4
Repurchase Agreements	23.6
Asset-Backed/Financial Services	4.7
Asset-Backed/Banking	3.9
Technology	3.1
99.7

† Based on net assets.
See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2016 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including repurchase agreements of $30,000,000)—Note 1(b)	126,963,068	126,963,068
Cash		513,261
Interest receivable		80,751
		127,557,080
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(b)		9,476
Due to Citizens		13,583
Payable for shares of Beneficial Interest redeemed		230,409
Accrued expenses		157
		253,625
Net Assets ($)		127,303,455
Composition of Net Assets ($):
Paid-in capital		127,302,184
Accumulated net realized gain (loss) on investments		1,271
Net Assets ($)		127,303,455

Net Asset Value Per Share	Citizens Shares	Class B	Class C	Class A
Net Assets ($)	5,458,278	8,181,820	15,563,891	98,099,466
Shares Outstanding	5,458,223	8,181,677	15,563,793	98,098,491
Net Asset Value Per Share ($)	1.00	1.00	1.00	1.00

See notes to financial statements.

STATEMENT OF OPERATIONS

Six Months Ended October 31, 2016 (Unaudited)

Investment Income ($):
Interest Income	439,586
Expenses:
Management fee—Note 2(a)	78,462
Administrative service fees—Note 2(b)	103,464
Distribution fees—Note 2(b)	81,997
Omnibus account services fees—Note 2(b)	23,080
Trustees’ fees—Note 2(a,c)	1,249
Total Expenses	288,252
Less—reduction in expenses due to undertaking—Note 2(a)	(57,541)
Less—Trustees’ fees reimbursed by Dreyfus—Note 2(a)	(1,249)
Net Expenses	229,462
Investment Income—Net, representing net increase in net assets resulting from operations	210,124

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended October 31, 2016 (Unaudited)	Year Ended April 30, 2016	[a]
Operations ($):
Investment income—net	210,124	64,366
Net realized gain (loss) on investments	-	3,279
Net Increase (Decrease) in Net Assets Resulting from Operations	210,124	67,645
Dividends to Shareholders from ($):
Investment income—net:
Citizens Shares	(75,570)	(50,096)
Class B	(35,811)	(14,639)
Class C (formerly, Class D)	(1,216)	(1,345)
Class A	(97,527)	(16)
Class C	-	(166)
Total Dividends	(210,124)	(66,262)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold:
Citizens Shares	165,037,960	514,642,130
Class B	36,292,368	1,062,559,934
Class C (formerly, Class D)	16,906,011	81,969,509
Class A	126,267,486	40,000
Class C	-	5,768,379
Dividends reinvested:
Citizens Shares	49,876	30,754
Class B	14,162	2,594
Class C (formerly, Class D)	1,420	1,345
Class A	606	-
Class C	-	160
Cost of shares redeemed:
Citizens Shares	(234,453,210)	(517,513,981)
Class B	(93,361,372)	(1,067,763,894)
Class C (formerly, Class D)	(31,218,044)	(169,212,154)
Class A	(28,209,601)	-
Class C	-	(20,465,412)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	(42,672,338)	(109,940,636)
Total Increase (Decrease) in Net Assets	(42,672,338)	(109,939,253)
Net Assets ($):
Beginning of Period	169,975,793	279,915,046
End of Period	127,303,455	169,975,793

[a]

On March 1, 2016, Class A shares were redesignated as Citizens shares, Class D shares were redesignated as Class C shares, Class C shares converted to Class B shares and the fund commenced offering Class A shares.

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

	Six Months Ended
	October 31, 2016	Year Ended April 30,
Citizens Shares	(Unaudited)	2016[a]	2015	2014	2013	2012
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.002	.001	.000[b]	.000[b]	.000[b]	.000[b]
Distributions:
Dividends from investment income—net	(.002)	(.001)	(.000)[b]	(.000)[b]	(.000)[b]	(.000)[b]
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.19[c]	.08	.00[d]	.00[d]	.02	.02
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.20[e]	.23	.21	.22	.22	.21
Ratio of net expenses to average net assets	.20[e]	.20	.14	.14	.19	.15
Ratio of net investment income to average net assets	.33[e]	.07	.00[d]	.00[d]	.01	.01
Net Assets, end of period ($ x 1,000)	5,458	74,824	77,664	43,892	62,501	63,516

a Effective March 1, 2016, Class A shares were redesignated as Citizens shares.
b Amount represents less than $.001 per share.
c Amount represents less than .01%.
d Not annualized.
e Annualized.
See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	October 31, 2016	Year Ended April 30,
Class B Shares	(Unaudited)	2016[a]	2015	2014	2013	2012
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.001	.000[b]	.000[b]	.000[b]	.000[b]	.000[b]
Distributions:
Dividends from investment income—net	(.001)	(.000)[b]	(.000)[b]	(.000)[b]	(.000)[b]	(.000)[b]
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.11[e]	.02	.00[d]	.00[d]	.00[d]	.01
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.35[e]	.45	.46	.47	.47	.46
Ratio of net expenses to average net assets	.35[e]	.25	.14	.13	.20	.15
Ratio of net investment income to average net assets	.18[e]	.02	.00[d]	.00[d]	.00[d]	.00[d]
Net Assets, end of period ($ x 1,000)	8,182	65,237	70,438	76,817	76,020	93,038

a Effective March 1, 2016, Class C shares were converted to Class B shares.
b Amount represents less than $.001 per share.
c Not annualized.
d Amount represents less than .01%.
e Annualized.
See notes to financial statements.

	Six Months Ended
	October 31, 2016	Year Ended April 30,
Class C Shares	(Unaudited)	2016[a]	2015	2014	2013	2012
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net[b]	.000	.000	.000	.000	.000	.000
Distributions:
Dividends from investment income—net[b]	(.000)	(.000)	(.000)	(.000)	(.000)	(.000)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.01[c]	.01	.00[d]	.00[d]	.00[d]	.01
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.00[e]	1.11	1.11	1.12	1.12	1.11
Ratio of net expenses to average net assets	.54[e]	.22	.14	.13	.21	.16
Ratio of net investment income to average net assets	.01[e]	.00[d]	.00[d]	.00[d]	.00[d]	.00[d]
Net Assets, end of period ($ x 1,000)	15,564	29,875	117,116	20,664	19,815	29,464

a Effective March 1, 2016, Class D shares were redesignated as Class C shares.
b Amount represents less than $.001 per share.
c Not annualized.
d Amount represents less than .01%.
e Annualized.
See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	October 31, 2016	Year Ended
Class A Shares	(Unaudited)	April 30, 2016[a]
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00
Investment Operations:
Investment income—net	.002	.000[b]
Distributions:
Dividends from investment income—net	(.002)	(.000)[b]
Net asset value, end of period	1.00	1.00
Total Return (%)	.19[c]	.04[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.20[d]	.32[d]
Ratio of net expenses to average net assets	.20[d]	.20[d]
Ratio of net investment income to average net assets	.42[d]	.23[d]
Net Assets, end of period ($ x 1,000)	98,099	40

a From March 1, 2016 (commencement of initial offering) to April 30, 2016.
b Amount represents less than $.001 per share.
c Not annualized.
d Annualized.
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Prime Money Market Fund (the “fund”) is a separate diversified series of CitizensSelect Funds (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering two series, including the fund. The fund’s investment objective is to seek as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares, which are sold without a sales charge. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Citizens, Class B, Class C and Class A. Citizens shares are sold exclusively to affiliates of Citizens Financial Group, Inc. (“Citizens”) and certain other institutional investors acting for themselves, or in a fiduciary, advisory, agency, brokerage, custodial or similar capacity. Citizens shares may not be purchased directly by individuals, although Citizens, and certain other approved institutions, may purchase Citizens shares for accounts maintained by individuals. The Company has entered into an Omnibus Account Services Agreement with Citizens pursuant to which the fund’s Citizens shares are subject to an Omnibus Account Services fee. Class B, Class C and Class A shares are subject to an Administrative Services Plan. Class C shares are subject to a Distribution Plan adopted pursuant to Rule 12b-1 under the Act. Other differences between the classes include the services offered to and the expenses borne by each class, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the Company’s Board of Trustees (the “Board”).

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of October 31, 2016 in valuing the fund’s investments:

Valuation Inputs	Short-Term Investments ($)†
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	126,963,068
Level 3 - Significant Unobservable Inputs	-
Total	126,963,068

† See Statement of Investments for additional detailed categorizations.

At October 31, 2016, there were no transfers between levels of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by Dreyfus, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Pursuant to the terms of the repurchase agreement, such securities must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

may claim any resulting loss against the seller. The fund may also jointly enter into one or more repurchase agreements with other Dreyfus-managed funds in accordance with an exemptive order granted by the SEC pursuant to section 17(d) and Rule 17d-1 under the Act. Any joint repurchase agreements must be collateralized fully by U.S. Government securities.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended October 31, 2016, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended October 31, 2016, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended April 30, 2016 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended April 30, 2016 was all ordinary income. The tax character of current year distributions will be determined at the end of the current fiscal year.

At October 31, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of .10% of the value of the fund’s average daily net assets and is payable monthly. Dreyfus has agreed to pay all of the fund’s expenses except the management fee, taxes, brokerage fees, Rule 12b-1 Distribution Plan fees, Administrative Services Plan fees, Omnibus Account Services Agreement fees, fees and expenses of non-interested Trustees (including counsel fees) and extraordinary expenses. Dreyfus has also agreed to reduce its management fee in an amount equal to the fund’s allocable portion of the accrued fees and expenses of non-interested Trustees (including counsel fees). During the period ended October 31, 2016, fees reimbursed by Dreyfus amounted to $1,250.

Dreyfus has undertaken to waive receipt of the management fee and/or reimburse operating expenses in order to facilitate a daily yield at or above a certain level which may change from time to time. This undertaking is voluntary and not contractual, and may be terminated at any time. The reduction in expenses, pursuant to the undertaking, amounted to $57,541 during the period ended October 31, 2016.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing, advertising and marketing its shares at an annual rate of .65% of the value of its average daily net assets. The Distributor may pay all or a part of the fees paid pursuant to the Distribution Plan to approved institutions that purchase Class C shares for the benefit of others. The fees payable under the Distribution Plan are payable without regard to actual expenses incurred. During the period ended October 31, 2016, Class C shares were charged $81,997 pursuant to the Distribution Plan.

Under the Administrative Services Plan, Class B and Class C shares pay the Distributor for the provision of certain services at an annual rate of .25% of the value of their average daily net assets, and Class A shares pay the Distributor for the provision of certain services at an annual rate of .10% of the value of their average daily net assets. The services provided may include personal services relating to shareholder accounts, such as providing reports and other fund communications to shareholders, withholding taxes, disbursing dividends and capital gain distributions, and providing statements for such distributions, administering proxies and such related services as the fund may reasonably request. During the period ended October 31, 2016, Class B, Class C and Class A shares were charged $48,599, $31,537, and $23,328, respectively, pursuant to the Administrative Services Plan.

Under the Omnibus Account Services Agreement, Citizens shares pays Citizens or National Financial Services LLC at an annual rate of .10% of the value of the average daily net assets of the Citizens shares for the provision of certain services. The services may include aggregating and processing purchase and redemption requests, transmitting funds for the

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

purchase of shares to the fund, transmitting redemption proceeds to redeeming beneficial owners of the shares, maintaining records of fund shares transactions, preparing shareholder statements and such other related services as the fund may reasonably request. During the period ended October 31, 2016, Citizens shares were charged $23,080, pursuant to the Omnibus Account Services Agreement.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $5,344 and Distribution Plan fees $8,770, which are offset against an expense reimbursement currently in effect in the amount of $4,638.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 3—Regulatory Developments:

In 2014, the SEC adopted amendments to the rule that governs the operations of money market mutual funds. The deadline for compliance with the amendments was October 14, 2016. The fund is a “retail money market fund” as that term is defined in the amended rule. As such, the fund may continue to use the amortized cost valuation method and transact fund shares at a stable $1.00 NAV, provided that the fund satisfies certain conditions. Effective October 14, 2016, the amended rule permits, or in certain circumstances, requires the fund to impose liquidity fees on redemptions, and permits the fund to suspend redemptions for up to 10 business days in any 90-day period, if the fund's liquidity falls below required minimums.

NOTES

For More Information

Dreyfus Prime Money Market Fund

200 Park Avenue
New York, NY 10166

Investment Adviser

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols:	Citizens: CZAXX Class B: CZBXX Class C: CZDXX Class A: CZEXX

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 1556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund will disclose daily, on www.dreyfus.com, the fund’s complete schedule of holdings as of the end of the previous business day. The schedule of holdings will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the date of the posted holdings.

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. (phone 1-800-SEC-0330 for information).

Information regarding how the fund voted proxies related to portfolio securities for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2016 MBSC Securities Corporation 0462SA1016

Item 2.       Code of Ethics.

                  Not applicable.

Item 3.       Audit Committee Financial Expert.

                  Not applicable.

Item 4.       Principal Accountant Fees and Services.

                  Not applicable.

Item 5.       Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.       Investments.

(a)              Not applicable.

Item 7.       Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                  Not applicable.

Item 8.       Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.       Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                  Not applicable.

Item 10.     Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.     Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.     Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

CitizensSelect Funds

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    December 21, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:                   /s/ Bradley J. Skapyak

             Bradley J. Skapyak

            President

Date:    December 21, 2016

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    December 21, 2016

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)